Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Revenue [Abstract]
Schedule of primary geographical market and major products
	Reportable segments
For the year ended December 31 2022	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Corporate	Total

Segment revenue	256,112	145,330	77,928	83,392	34,459	—	597,221
Inter-segment revenue	(131,047)	(2,985)	(22,461)	(17,062)	(13,746)	—	(187,301)
Revenue from contracts with customers	125,065	142,345	55,467	66,330	20,713	—	409,920

Timing of revenue recognition
Goods transferred at a point in time	118,394	142,345	55,467	65,903	20,713	—	402,822
Services transferred over time	6,671	—	—	427	—	—	7,098
Total revenue from contracts with customers	125,065	142,345	55,467	66,330	20,713	—	409,920

	Reportable segments
For the year ended December 31 2021	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Corporate	Total

Segment revenue	244,791	156,820	67,842	68,242	47,835	—	585,530
Inter-segment revenue	(123,964)	(1,493)	(16,905)	(14,286)	(19,140)	—	(175,788)
Revenue from contracts with customers	120,827	155,327	50,937	53,956	28,695	—	409,742

Timing of revenue recognition
Goods transferred at a point in time	117,190	155,327	50,937	53,956	28,695	—	406,105
Services transferred over time	3,637	—	—	—	—	—	3,637
Total revenue from contracts with customers	120,827	155,327	50,937	53,956	28,695	—	409,742

	Reportable segments
For the year ended December 31 2020	NextGel	Procaps Colombia	CAN	CASAND	Diabetrics	Corporate	Total

Segment revenue	201,294	121,532	44,808	40,094	39,221	2,431	449,380
Inter-segment revenue	(95,315)	(6,637)	805	(1,538)	(16,432)	1,204	(117,913)
Revenue from contracts with customers	105,979	114,895	45,613	38,556	22,789	3,635	331,467

Timing of revenue recognition
Goods transferred at a point in time	103,766	114,895	45,613	38,556	22,789	3,635	329,254
Services transferred over time	2,213	—	—	—	—	—	2,213
Total revenue from contracts with customers	105,979	114,895	45,613	38,556	22,789	3,635	331,467